UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    05/12/11
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 64

Form 13F Information Value Total (thousands):     $243,898


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM               2824100      9001   183508    SH           SOLE               0       0      183508
Altria Group Inc.             COM             02209S103       254     9750    SH           SOLE               0       0        9750
AMBAC Financial Grp.          COM              23139108         5    32200    SH           SOLE               0       0       32200
Amedisys Inc.                 COM              23436108       556    15880    SH           SOLE               0       0       15880
Amgen, Inc.                   COM              31162100      5489   102701    SH           SOLE               0       0      102701
A-Power Energy Gener          COM             G04136100       250    53240    SH           SOLE               0       0       53240
Berkshire Hathaway Inc.       CL B             84670207       324     3875    SH           SOLE               0       0        3875
China Fire & Sec              COM             16938R103       199    32233    SH           SOLE               0       0       32233
China Security & Sur          COM             16942J105       357    77160    SH           SOLE               0       0       77160
China-Biotics Inc.            COM             16937B109       180    22400    SH           SOLE               0       0       22400
Cisco Systems Inc             COM             17275R102       216    12610    SH           SOLE               0       0       12610
Coach Inc.                    COM             189754104     13365   256820    SH           SOLE               0       0      256820
Coca Cola                     COM             191216100       663    10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103       432     5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104       534     6681    SH           SOLE               0       0        6681
DG FastChannel, Inc           COM             23326R109      6716   208635    SH           SOLE               0       0      208635
eBay Inc.                     COM             278642103     12817   412913    SH           SOLE               0       0      412913
EMC Corp                      COM             268648102     12534   471917    SH           SOLE               0       0      471917
Emerson                       COM             291011104       485     8300    SH           SOLE               0       0        8300
Entremed                      COM             29382F103        68    13236    SH           SOLE               0       0       13236
Exxon Mobil Corp.             COM             30231G102      1565    18606    SH           SOLE               0       0       18606
Factset Research Sys          COM             303075105      5806    55435    SH           SOLE               0       0       55435
Fastenal Co.                  COM             311900104       791    12200    SH           SOLE               0       0       12200
First Financial Bancorp       COM             320209109      6560   393069    SH           SOLE               0       0      393069
Franklin Resources            COM             354613101      1662    13290    SH           SOLE               0       0       13290
General Electric              COM             369604103       306    15250    SH           SOLE               0       0       15250
GFI Group Inc                 COM             361652209       141    28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.          COM             375558103      8724   205409    SH           SOLE               0       0      205409
HCC Insurance Holdings        COM             404132102      8223   262621    SH           SOLE               0       0      262621
Int'l Bus. Machines           COM             459200101      1116     6846    SH           SOLE               0       0        6846
ISIS Pharmaceuticals          COM             464330109       404    44740    SH           SOLE               0       0       44740
J P Morgan & Co Inc.          COM             46625H100       364     7887    SH           SOLE               0       0        7887
Johnson & Johnson             COM             478160104       385     6496    SH           SOLE               0       0        6496
Kinetic Concepts Inc.         COM             49460W208       377     6930    SH           SOLE               0       0        6930
LJ International Inc.         ORD             G55312105       473   120059    SH           SOLE               0       0      120059
McDonald's Corporati          COM             580135101      1152    15146    SH           SOLE               0       0       15146
Medtronic Inc.                COM             585055106       738    18747    SH           SOLE               0       0       18747
Merge Technologies Inc.       COM             589981109       615   126250    SH           SOLE               0       0      126250
Neogen Corp.                  COM             640491106       406     9818    SH           SOLE               0       0        9818
NeuStar Inc.                  CL A            64126X201       386    15080    SH           SOLE               0       0       15080
Norfolk Southern Cor          COM             655844108       257     3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104       609    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109     12708   221159    SH           SOLE               0       0      221159
Omnicom Group Inc.            COM             681919106       235     4800    SH           SOLE               0       0        4800
Oracle Corp.                  COM             68389X105       474    14192    SH           SOLE               0       0       14192
Philip Morris Intl  Inc       COM             718172109       683    10400    SH           SOLE               0       0       10400
Portfolio Recovery            COM             73640Q105      7172    84245    SH           SOLE               0       0       84245
Praxair Inc.                  COM             74005P104     11894   117068    SH           SOLE               0       0      117068
Premier Exhibitions           COM             74051E102       402   211522    SH           SOLE               0       0      211522
Procter & Gamble              COM             742718109      2503    40638    SH           SOLE               0       0       40638
Reinsurance Group of America  COM NEW         759351604     10773   171593    SH           SOLE               0       0      171593
Research In Motion Ltd.       COM             760975102      4700    83121    SH           SOLE               0       0       83121
Rockwell Medical              COM             774374102       164    18300    SH           SOLE               0       0       18300
Roper Industries Inc.         COM             776696106     14520   167934    SH           SOLE               0       0      167934
S&P Depository Receipts       UNIT SER 1 S&P  78462F103       978     7377    SH           SOLE               0       0        7377
Sandisk Corp.                 COM             80004C101       295     6400    SH           SOLE               0       0        6400
St. Jude Medical              COM             790849103     12147   236975    SH           SOLE               0       0      236975
Stec Inc.                     COM             784774101       505    25150    SH           SOLE               0       0       25150
Stryker                       COM             863667101     12184   200397    SH           SOLE               0       0      200397
T Rowe Price Group Inc.       COM             74144T108      9629   144973    SH           SOLE               0       0      144973
Teva Pharmaceutical Indus     ADR             881624209       235     4685    SH           SOLE               0       0        4685
Tractor Supply Co.            COM             892356106     14068   235010    SH           SOLE               0       0      235010
Visa Inc.                     COM CL A        92826C839      9864   133980    SH           SOLE               0       0      133980
Waters Corp.                  COM             941848103     12260   141078    SH           SOLE               0       0      141078